Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of interest bearing financial liabilities

	2022
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	16,857	60,976	77,833
Obligations under leases	—	21,872	21,872
Debt instruments	343,443	—	343,443
Other financial liabilities (*)	80,388	18,273	98,661
	440,688	101,121	541,809

(*)  Other financial liabilities comprise loans from government agencies (see Note 19).

	2021
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	98,967	98,967
Obligations under leases	—	18,358	18,358
Debt instruments	440,297	—	440,297
Other financial liabilities (*)	67,013	—	67,013
	507,310	117,325	624,635

(*)  Other financial liabilities comprise loans from government agencies (see Note 19).

Schedule of undiscounted cash flow maturities

	2022
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	61,888	—	2,544	13,230	77,662
Leases	8,928	7,349	6,888	—	23,166
Debt instruments	32,439	423,235	—	—	455,674
Financial loans from government agencies	61,796	4,336	41,239	2,792	110,163
Payables to related parties	1,790	—	—	—	1,790
Payable to non-current asset suppliers	4,149	183	—	—	4,332
Contingent consideration	1,945	3,930	1,257	—	7,132
Tolling agreement liability	3,555	7,110	10,665	113,759	135,089
Trade and other payables	219,666	—	—	—	219,666
	396,156	446,143	62,593	129,781	1,034,674

	2021
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	95,899	—	3,670	—	99,569
Leases	8,092	5,897	3,251	1,289	18,529
Debt instruments	57,440	37,749	493,585	—	588,774
Financial loans from government agencies	63,868	4,304	245		68,417
Payables to related parties	9,545	—	—	—	9,545
Payable to non-current asset suppliers	2,677	135	—	—	2,812
Contingent consideration	13,023	10,684	6,844	—	30,551
Tolling agreement liability	2,589	2,367	5,952	18,379	29,287
Trade and other payables	206,000	—	—	—	206,000
	459,133	61,136	513,547	19,668	1,053,484

Schedule of changes in liabilities arising from financing activities

	January 1, 2022	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2022
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	98,967	(24,529)	(5,991)	—	3,185	6,201	77,833
Obligations under leases (Note 17)	18,358	(11,590)	(750)	—	1,587	14,266	21,871
Debt instruments	440,297	(136,260)	—	190	34,404	4,811	343,442
Financial loans from government agencies (Note 19)	67,013	35,924	(5,289)	—	5,239	(4,226)	98,661
Total liabilities from financing activities	624,635	(136,455)	(12,030)	190	44,415	21,052	541,807
Other amounts paid due to net financing activities		(4,003)
Net cash (used) by financing activities		(140,458)

	January 1, 2021	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2021
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	107,607	(15,604)	1,927	—	—	5,037	98,967
Obligations under leases (Note 17)	22,536	(11,232)	(1,188)	—	—	8,242	18,358
Debt instruments (*)	357,508	43,295	—	6,462	36,233	(3,201)	440,297
Financial loans from government agencies (Note 19)	63,896	(2,252)	(702)	—	6,071	—	67,013
Total liabilities from financing activities	551,547	14,207	37	6,462	42,304	10,078	624,635
Other amounts paid due to net financing activities (**)		(3,755)
Net cash provided by financing activities		10,452

(*) Changes from financing cash flows in debt instruments include payments due to interest amounting to $16,705 thousand and proceeds from debt issuances of $60,000 thousand.

(**) Other amounts paid due to financing activities include payments due to equity issuance costs amounting to $43,755 thousand and proceeds from equity issuance of $40,000 thousand.